Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

13. Borrowings

An analysis of the borrowings is as follows:

	As of December 31,
	2021	2022
Amounts due within one year	565,503	305,975
Less: unamortized premium	144	—
Less: unamortized deferred loan/bond issuance costs	(12,486)	(10,998)
Borrowings, current portion	553,161	294,977
Amounts due after one year	3,152,426	3,047,916
Less: unamortized discount	—	(2,100)
Less: unamortized deferred loan/bond issuance costs	(47,367)	(41,049)
Borrowings, non-current portion	3,105,059	3,004,767
Total	3,658,220	3,299,744

Loans

Terminated facilities:

(a) ABN AMRO Bank N.V. (“ABN”), DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V. (“ING”), London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited loan (Five Vessel Refinancing, as defined below)

On February 18, 2016, GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into a credit agreement to refinance the debt maturities that were scheduled to become due in 2016 and 2017 (the “Five Vessel Refinancing”). The Five Vessel Refinancing comprised a five-year senior tranche facility of up to $396,500 and a two-year bullet junior tranche facility of up to $180,000. The vessels covered by the Five Vessel Refinancing were the GasLog Partners-owned Methane Alison Victoria, Methane Shirley Elisabeth, Methane Heather Sally and Methane Becki Anne and the GasLog-owned Methane Lydon Volney.

On July 21, 2020, pursuant to the multiple credit agreements entered into by the Group to refinance its existing indebtedness which was scheduled to become due in 2021 (refer to (e), (f) and (g) in the Existing Facilities section), the outstanding balances of GAS-eighteen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., totaling $265,911, were fully repaid. The existing loan facilities of the specified vessels under the Five Vessel Refinancing were terminated and the respective unamortized loan fees of $1,183 written-off to the consolidated statement of profit or loss. A few days earlier, $7,933 were repaid in accordance with the repayment terms under the Five Vessel Refinancing Facility since the closing of the refinancing was delayed by approximately two weeks due to COVID-19.

(b) Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ) (“SEB”), HSBC Bank plc (“HSBC”), ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. loan (Legacy Facility Refinancing, as defined below)

On July 19, 2016, GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. entered into a credit agreement with a number of international banks (the “Legacy Facility Refinancing”) to refinance the existing indebtedness on eight of GasLog’s on-the-water vessels of up to $1,050,000, extending the maturities of six existing credit facilities to 2021. The vessels covered by the Legacy Facility Refinancing are the GasLog-owned GasLog Savannah, GasLog Singapore, GasLog Skagen, GasLog Saratoga, GasLog Salem and GasLog Chelsea and the GasLog Partners owned GasLog Seattle and Solaris.

The balance outstanding as of December 31, 2019 was $775,000. On February 13, 2020, March 13, 2020 and March 18, 2020, $23,346, $50,714 and $25,940 were drawn under the revolving credit facility.

On July 21, 2020, pursuant to the multiple credit agreements entered into by the Group to refinance its existing indebtedness which was scheduled to become due in 2021(refer to (e), (g) and (h) in the Existing Facilities section), the outstanding balances of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd., totaling $724,514 were fully repaid. In addition, on August 3, 2020, the outstanding balance of GAS-fifteen Ltd. of $92,153 was fully repaid. The existing loan facilities of the specified vessels under the Legacy Facility Refinancing were terminated and the respective unamortized loan fees of $3,591 were written-off to the consolidated statement of profit or loss. A few days earlier, $25,875 were repaid in accordance with the repayment terms under the Legacy Facility Refinancing since the closing of the refinancing was delayed by approximately two weeks due to COVID-19.

Existing facilities:

(a) Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crédit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale and The Korea Development Bank loan (October 2015 Facility, as defined below)

On October 16, 2015, GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into a debt financing agreement with 14 international banks (“October 2015 Facility”) for $1,311,356 to partially finance the delivery of the eight newbuildings delivered in 2016, 2018 and 2019. The financing was backed by the Export Import Bank of Korea (“KEXIM”) and the Korea Trade Insurance Corporation (“K-Sure”), who were either directly lending or providing cover for over 60% of the facility.

The loan agreement provided for three tranches of $412,458, $201,094 and $206,115 repayable in 24 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 12-year profile and a fourth tranche of $491,690 repayable in 20 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to a 20-year profile, with a balloon payment together with the final installment. Amounts drawn bear interest at USD London Interbank Offered Rate (“LIBOR”) plus a margin.

On October 21, 2020, the outstanding indebtedness of GAS-twenty five Ltd., in the amount of $136,776 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly owned subsidiary of CMB Financial Leasing Co. Ltd., Sea 190 Leasing Co. Limited (“Sea 190 Leasing”) (refer below). The relevant tranches of the loan agreement were terminated and the respective unamortized loan fees of $3,571 written-off to the consolidated statement of profit or loss.

On January 22, 2021, the outstanding indebtedness of GAS-twenty four Ltd., in the amount of $130,889 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly owned subsidiary of ICBC Financial Leasing Co., Ltd., Hai Kuo Shipping 2051G Limited (“Hai Kuo Shipping”) (refer below). The relevant tranches of the loan agreement were terminated and the respective unamortized loan fees of $3,528 written-off to the consolidated statement of profit or loss.

The aggregate balance outstanding under the loan facility as of December 31, 2022 is $598,313 (December 31, 2021: $667,656).

(b) Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch (2019 GasLog Partners Facility, as defined below)

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial I Norge and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility of up to $450,000 (the “2019 GasLog Partners Facility”). Subsequently, on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 GasLog Partners Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provided for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860, together with the last quarterly reduction in February 2024. The credit facility bears interest at LIBOR plus a margin.

On October 26, 2021, the outstanding indebtedness of GAS-three Ltd., in the amount of $97,050 was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $604 written-off to the consolidated statement of profit or loss. The aggregate balance outstanding as of December 31, 2022 is $250,320 (December 31, 2021: $273,568), with no amount available to be redrawn as of December 31, 2022 (December 31, 2021: nil).

(c) ABN AMRO BANK N.V. and Oversea-Chinese Banking Corporation Limited (“OCBC”) (GasLog Warsaw Facility, as defined below)

On June 25, 2019, GasLog Hellas-1 Special Maritime Enterprise entered into a loan agreement with ABN AMRO BANK N.V. and OCBC, for the financing of the GasLog Warsaw, which was delivered on July 31, 2019 (the “GasLog Warsaw Facility”). The agreement provided for a single tranche of $129,500 that was drawn on July 25, 2019 and is repayable in 28 equal quarterly installments of $1,619 each and a final balloon payment of $84,175 payable concurrently with the last quarterly installment in June 2026. The loan bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2022 is $108,456 (December 31, 2021: $114,931).

(d) Citibank, N.A., London Branch, DNB (UK) Ltd., Skandinaviska Enskilda Banken AB (publ), The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Seoul Branch, Commonwealth Bank of Australia, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Société Générale, Standard Chartered Bank (“SCB”), The Korea Development Bank and KB Kookmin Bank (7xNB Facility, as defined below)

On December 12, 2019, GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd. entered into a loan agreement (the “7xNB Facility”) with 13 international banks, with Citibank N.A. London Branch and DNB Bank ASA (“DNB”), London Branch acting as agents on behalf of the other finance parties. The financing is backed by KEXIM and K-Sure, who are either directly lending or providing cover for over 60% of the facility. The agreement of up to $1,052,791 partially financed the delivery of seven newbuildings delivered in 2020 and 2021. The loan agreement provided for four tranches of $176,547, $174,787, $356,671 and $344,786. The facility is also sub-divided into seven loans, one loan per newbuilding vessel, to be provided for each of the vessels on a pro rata basis under each of the four tranches. Each drawing under the first and the third tranche are combined and repaid in 24 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to an average 12-year profile. Each drawing under the second tranche is repaid in 14 consecutive semi-annual equal installments commencing six months after the actual delivery of the relevant vessel according to an average 7-year profile. Each drawing under the fourth tranche is repaid in a single bullet seven years after the actual delivery of the relevant vessel.

On March 26, 2020, on May 7, 2020, on July 9, 2020, on November 12, 2020, on December 29, 2020, on June 11, 2021 and on August 20, 2021, $152,525, $149,386, $149,281, $147,845, $147,845, $152,955 and $152,955, respectively, was drawn down with respect to the deliveries of the GasLog Windsor, the GasLog Wales, the GasLog Westminster, the GasLog Georgetown, the GasLog Galveston, the GasLog Wellington and the GasLog Winchester. The aggregate balance outstanding under the loan facility as of December 31, 2022 is $939,188 (December 31, 2021: $998,189). Amounts drawn bear interest at LIBOR plus a margin.

(e) BNP Paribas, Credit Suisse AG and Alpha Bank S.A. (GasLog Partners $260.3M Facility, as defined below)

On July 16, 2020, GasLog Partners entered into a credit agreement of $260,331 (the “GasLog Partners $260.3M Facility”) with BNP Paribas, Credit Suisse AG and Alpha Bank S.A., each an original lender, with BNP Paribas acting as security agent and trustee for and on behalf of the other finance parties mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,597 beginning in January 2021, with a final balloon amount of $174,361 payable concurrently with the last installment in July 2025. Interest on the facility is payable at a rate of LIBOR plus a margin. An amount of $260,331 was drawn on July 21, 2020, out of which $258,532 was used to refinance the outstanding indebtedness of GAS-twenty Ltd., GAS-seven Ltd. and GAS-eight Ltd., the respective entities owning the Methane Shirley Elisabeth, the GasLog Seattle and the Solaris.

On September 14, 2022, the outstanding indebtedness of GAS-twenty Ltd. in the amount of $32,154 was prepaid pursuant to the sale of the Methane Shirley Elisabeth (refer to Note 6). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $294 written-off on the consolidated statement of profit or loss.

The aggregate balance outstanding as of December 31, 2022 is $193,790 (December 31, 2021: $243,137).

(f) DNB Bank ASA, London Branch, and ING Bank N.V., London Branch (GasLog Partners $193.7M Facility, as defined below)

On July 16, 2020, GasLog Partners entered into a credit agreement of $193,713 (the “GasLog Partners $193.7M Facility”) with DNB Bank ASA, London Branch, and ING Bank N.V., London Branch, each an original lender (together, the “Lenders”), with DNB Bank ASA, London Branch acting as security agent and trustee for and on behalf of the other finance party mentioned above, in order to refinance the existing indebtedness due in 2021 on three of its vessels. The facility will amortize over ten equal semi-annual installments of $8,599 beginning in January 2021, with a final balloon amount of $107,723 payable concurrently with the last installment in July 2025. Interest on the facility is payable at a rate of LIBOR plus a margin. An amount of $193,713 was drawn down on July 21, 2020, out of which $174,867 was used to refinance the outstanding indebtedness of GAS-nineteen Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd., the respective entities owning the Methane Alison Victoria, the Methane Heather Sally and the Methane Becki Anne.

In July 2022, pursuant to a “margin reset clause” included in the GasLog Partners $193.7M Facility, which required the Lenders and GAS-nineteen Ltd., GAS-twenty one Ltd., and GAS-twenty seven Ltd. (together, the “Borrowers”) to renegotiate the facility’s margin, the Borrowers and Lenders agreed the margin would remain unchanged and the facility would be transitioned from the six-month LIBOR to the three-month Chicago Mercantile Exchange (“CME”) Term Secured Overnight Financing Rate (“SOFR”) Reference Rates as administered by CME Group Benchmark Administration Limited (“CBA”), effective July 21, 2022.

On October 31, 2022, the outstanding indebtedness of GAS-twenty one Ltd. in the amount of $32,939 was prepaid pursuant to the sale and leaseback agreement entered into with an unrelated third party (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $360 written-off on the consolidated statement of profit or loss.

The aggregate balance outstanding as of December 31, 2022 is $126,378 (December 31, 2021: $176,515).

(g) ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge, HSBC Bank plc, Credit Agricole Corporate and Investment Bank, Unicredit Bank AG and National Bank of Australia Limited (GasLog $576.9M Facility, as defined below)

On July 16, 2020 GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd. entered into a credit agreement of $576,888 (the “GasLog $576.9M Facility”) with ABN AMRO Bank N.V., Citigroup Global Markets Limited and Nordea Bank ABP, Filial I Norge acting as global co-ordinators and bookrunners, while HSBC Bank plc acting as mandated lead arranger; Credit Agricole Corporate and Investment Bank acting as lead arranger and Unicredit Bank AG and National Bank of Australia Limited acting as arrangers, each of those being an original lender. The credit agreement was entered to refinance the existing indebtedness due in 2021 of six of the Group’s vessels. ABN AMRO Bank N.V. was appointed by the other finance parties in this syndicate as security agent and trustee. The facility comprises of a $494,475 Term Loan Facility which amortizes over 18 equal quarterly installments of $9,349 beginning in April 2021 (following an initial repayment in January 2021 in the amount of $18,698), with a final balloon amount of $307,495 payable concurrently with the last installment in June 2025 and a $82,413 revolving loan facility which also matures in June 2025. The facility bears interest at LIBOR plus a margin. An amount of $576,888 was drawn on July 21, 2020, out of which $557,026 was used to refinance the outstanding indebtedness of GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-nine Ltd., GAS-ten Ltd., and GAS-eighteen Ltd., the respective entities owning the GasLog Savannah, the GasLog Singapore, the GasLog Skagen, the GasLog Saratoga, the GasLog Salem and the Methane Lydon Volney. The balance of the proceeds was used for general corporate and working capital purposes.

On October 26, 2021, the outstanding indebtedness of GAS-ten Ltd., in the amount of $87,390 and $15,794 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $1,302 written-off to the consolidated statement of profit or loss.

On March 28, 2022, the outstanding indebtedness of GAS-six Ltd. in amounts of $86,027 and $15,984 outstanding under the term and revolving loan facility, respectively, was prepaid pursuant to the sale and leaseback agreement entered into with a wholly-owned subsidiary of CDBL (refer to Note 7). The relevant advance of the loan agreement was cancelled and the respective unamortized loan fees of $1,150 written-off on the consolidated statement of profit or loss.

In April 2022, the outstanding indebtedness of GAS-eighteen Ltd. was reduced by an amount of $2,500 which was prepaid in accordance with the terms of the credit agreement.

In October 2022, the Methane Lydon Volney, changed from the flag of Bermuda to the flag of Greece, was renamed to GasLog Athens and sold from GAS-eighteen Ltd. to the subsidiary GasLog Hellas-2 Special Maritime Enterprise.

In October 2022, a supplemental agreement was entered into, which among other things, provided for the addition of GasLog Hellas-2 Special Maritime Enterprise as a new borrower, the change of flag and name of the Methane Lydon Volney and the transition of the rate of interest on the facility to a risk-free rate. It was agreed that the margin would remain unchanged, and the facility transitioned from LIBOR to the daily non-cumulative compounded SOFR rate as administered by Federal Reserve Bank of New York plus the applicable Credit Adjustment Spread (“CAS”), effective October 6, 2022.

The aggregate balance outstanding under the term and revolving loan facility as of December 31, 2022 is $245,990 and $50,215, respectively (December 31, 2021: $360,338 and $66,619, respectively) with no amount available to be redrawn under the revolving loan facility as of December 31, 2022 (December 31, 2021: nil).

(h) National Bank of Greece S.A. (“NBG”) (GasLog Chelsea $96.8M Facility, as defined below)

On July 30, 2020, GasLog entered into a credit agreement of $96,815 (the “GasLog Chelsea $96.8M Facility”) with National Bank of Greece S.A. for the refinancing of GAS-fifteen Ltd., the entity owning the GasLog Chelsea. National Bank of Greece S.A. is acting as the sole original lender. An amount of $96,815 was drawn on July 31, 2020, out of which $92,153 was used to refinance the then outstanding indebtedness of the GasLog Chelsea. The balance of the proceeds was used for general corporate and working capital purposes. The facility amortizes over 20 equal quarterly installments of $1,891 beginning in October 2020, with a final balloon amount of $58,995 payable concurrently with the last installment in July 2025. The loan bears interest at LIBOR plus a margin. The balance outstanding as of December 31, 2022 is $79,790 (December 31, 2021: $87,357).

(i) Sea 190 Leasing (GasLog Hong Kong SLB, as defined below)

On October 21, 2020, GasLog refinanced through a sale-and-leaseback transaction the GasLog Hong Kong, a 174,000 cbm LNG carrier with low pressure dual fuel two-stroke engine (“X-DF”) propulsion built in 2018. GasLog-twenty five Ltd. (“G25”) sold the vessel to Sea 190 Leasing (the “GasLog Hong Kong SLB”), raising $163,406 and leased it back under a bareboat charter for a period of twelve years. At the end of the period, G25 has the option to buy the vessel for $70,000 otherwise a premium of $30,000 will be payable. G25 can also buy back the vessel at any time by paying the capital outstanding and a prepayment fee where applicable. The amount drawn was used to refinance the outstanding indebtedness of G25, in the amount of $136,776. The amount drawn on October 21, 2020, is repayable in 48 quarterly installments, the first 20 installments amount to $2,670 each and the following 28 installments amount to $1,429 each, and a final balloon payment of $70,000 payable concurrently with the last quarterly installment in October 2032. Interest on the outstanding capital of the bareboat charter is payable at a rate of LIBOR plus a margin. G25 has the option to repurchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The balance outstanding as of December 31, 2022 is $142,044 (December 31, 2021: $152,725).

(j) Hai Kuo Shipping (GasLog Houston SLB, as defined below)

On January 22, 2021, GasLog refinanced through a sale-and-leaseback transaction the GasLog Houston, a 174,000 cbm LNG carrier with X-DF propulsion built in 2018. GAS-twenty four Ltd. (“G24”) sold the vessel to Hai Kuo Shipping (the “GasLog Houston SLB”), raising $165,958 and leased it back under a bareboat charter for a period of up to eight years. At the end of the charter period, G24 has the obligation to re-purchase the vessel for $99,575. G24 has also the option to re-purchase the vessel on pre-agreed terms no earlier than the end of the first interest period, and no later than the end of year eight, of the bareboat charter. The amount drawn was used to refinance the outstanding indebtedness of G24, in the amount of $130,889. The amount drawn on January 22, 2021, is repayable in 32 quarterly installments of $2,074 each and a final balloon payment of $99,575 payable concurrently with the last quarterly installment in January 2029. Interest on the outstanding capital of the bareboat charter is payable at a rate of LIBOR plus a margin. G24 has the obligation to re-purchase the vessel and as a result under IFRS 15, the transfer of the vessel does not qualify as a sale and leaseback. The Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The balance outstanding as of December 31, 2022 is $151,437 (December 31, 2021: $159,735).

(k) CMB Financial Leasing Co., Ltd. (“CMBFL”) (4xNB SLBs, as defined below)

On July 6, 2022, each of GAS-thirty eight Ltd., GAS-thirty nine Ltd., GAS-forty Ltd. and GAS-forty one Ltd. entered into sale and leaseback agreements (the “4xNB SLBs”) with wholly owned subsidiaries of CMBFL that provide for the financing of each LNG carrier on order at DSME. The Group will sell the aforementioned newbuildings for a total amount of up to $762,604, raising 92.5% of the newbuilding contract price in form of pre- and post- delivery financing and will lease the newbuildings back for a period of ten years (under a 20-year profile) from each delivery date. GasLog has the option to repurchase the vessels no earlier than the third anniversary of each delivery date and as a result, under IFRS 15 the transaction does not qualify as a sale and leaseback. The Company recognized the respective advance shipyard installment payments on its balance sheet under Vessels under construction and accounted for the amount received under the sale-and-leaseback transaction as a financial liability. The interest on the outstanding capital is calculated on a daily compounded SOFR plus a margin. All criteria outlined by IAS 23 Borrowing Costs were deemed to have been met upon the initial installment drawdown and as a result such borrowing costs incurred or to be incurred up to the delivery of the vessels qualify for capitalization under Vessels under construction. As of December 31, 2022, $776 of capitalized interest was classified under Vessels under construction in the statement of financial position (December 31, 2021: nil).

On July 15, 2022, the amount of $20,611 was drawn under these agreements to partially finance installments already paid by the Company to the shipyard. All future installments (including the delivery installment) will be financed by CMBFL. On November 30, 2022, the amount of $41,411 was drawn down to finance shipyard installments. The delivery installment is subject to a fair market value test. The aggregate balance outstanding as of December 31, 2022 is $62,022 (December 31, 2021: nil), with $700,582 available to be drawn as of December 31, 2022.

As of December 31, 2022, commitment, underwriting and legal fees of $8,764 for obtaining the undrawn portion of the financing were classified under Deferred financing costs in the statement of financial position and will be netted off debt on the respective drawdown dates (December 31, 2021: nil).

Securities covenants and guarantees

The obligations under the aforementioned facilities are secured by a first priority mortgage over the vessels, a pledge or negative pledge of the share capital of the respective vessel owning companies and a first priority assignment of earnings and insurance related to the vessels, including charter revenue, management revenue, any insurance and requisition compensation and pre-delivery assignments of the shipbuilding contracts and the refund guarantees in the case of the 4xNB SLBs. Obligations under the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility and the GasLog Partners $193.7M Facility are facilities guaranteed by the Partnership and GasLog Partners Holdings LLC, obligations under the October 2015 Facility are guaranteed by the Partnership and GasLog Partners Holdings LLC for up to the value of the commitments relating to the GasLog Greece, the GasLog Geneva, the GasLog Glasgow and the GasLog Gibraltar and by GasLog and GasLog Carriers for up to the value of the commitments on the remaining vessels, while obligations under the GasLog Warsaw Facility, the 7xNB Facility, the GasLog $576.9M Facility and the GasLog Chelsea $96.8M Facility are guaranteed by GasLog and GasLog Carriers. Charter guarantees under the GasLog Hong Kong SLB, the GasLog Houston SLB and the 4xNB SLBs are guaranteed by GasLog. The facilities include customary respective covenants, and among other restrictions the facilities include a fair market value covenant pursuant to which the majority lenders may request additional security under the facilities if the aggregate fair market value of the collateral vessels (without taking into account any charter arrangements) were to fall below 120%; in the case of the October 2015 Facility and the 7xNB Facility, 115.0% for the first two years after each drawdown and 120.0% at any time thereafter; 100% in the case of the 4xNB SLBs following the vessels’ delivery and the GasLog Hong Kong SLB, 100% until December 31st 2022 inclusive and 110% at any time thereafter in the case of the GasLog Houston SLB and in the case of the GasLog Partners $193.7M facility, 130.0%. The Group is in compliance with the required minimum security coverage as of December 31, 2022. In addition, under the facilities, the respective vessel-owning entities are also required to maintain at all times minimum liquidity of $1,500 per entity and the equivalent of the next hire payment or $5,200 as of December 31, 2022 for GAS-twenty five Ltd. and are in compliance as of December 31, 2022.

Bonds

On June 27, 2016, GasLog completed the issuance of Norwegian Kroner (“NOK”) 750,000 (equivalent to $90,150) of new senior unsecured bonds (the “NOK 2021 Bonds”) in the Norwegian bond market. The NOK 2021 Bonds were due to mature in May 2021 and have a coupon of 6.9% over three-month Norwegian Interbank Offered Rate (“NIBOR”). On November 27, 2019, GasLog repurchased and cancelled NOK 316,000 of the outstanding NOK 2021 Bonds at a price of 104.75% of par value.

On January 31, 2020, GasLog repurchased and cancelled NOK 434,000 of the outstanding NOK 2021 Bonds at a price of 104.0% of par value, resulting in a loss of $1,937. The aforementioned repurchase was considered an extinguishment of the existing NOK 2021 Bonds, and as a result, the unamortized bond fees of $316 were written off to the consolidated statement of profit or loss for the year ended December 31, 2020.

On March 22, 2017, GasLog closed a public offering of $250,000 aggregate principal amount of the 8.875% senior unsecured notes due in 2022 (the “8.875% Senior Notes”) at a public offering price of 100% of the principal amount. On May 16, 2019, GasLog closed a follow-on issue of $75,000 aggregate principal amount of the 8.875% Senior Notes priced at 102.5% of par with a yield to maturity of 7.89%. The gross proceeds from this offering were $76,875, including a $1,875 premium. In addition, GasLog paid $10,000 for the partial exchange of the outstanding 8.875% Senior Notes at a price of 104.75% of par value, resulting in a loss of $475 for the year ended December 31, 2019. The exchange was completed on January 13, 2020. The carrying amount under the 8.875% Senior Notes, net of unamortized financing costs and premium as of December 31, 2021, was $314,738. On March 21, 2022, the Group used the proceeds of the 2029 Notes, as defined below, to repay the $315,000 of 8.875% Senior Notes at maturity.

On November 27, 2019, GasLog completed the issuance of NOK 900,000 (equivalent to $98,550) of new senior unsecured bonds (the “NOK 2024 Bonds”) in the Norwegian bond market. The NOK 2024 Bonds mature in November 2024 and bear interest at NIBOR plus margin. Interest payments are made in arrears on a quarterly basis. GasLog may redeem the aforementioned bond in whole or in part as from May 2024 at 101% of par plus accrued interests on the redeemed amount.

The carrying amount under the NOK 2024 Bonds, net of unamortized financing costs and unamortized premium, as of December 31, 2022 was $90,241 (carrying amount under the NOK 2024 Bonds as of December 31, 2021: $101,129) while their fair value was $93,414 based on a USD/NOK exchange rate of 0.1011 as of December 31, 2022 (December 31, 2021: $105,990, based on a USD/NOK exchange rate of 0.1135).

On September 24, 2021, GasLog entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with certain affiliates of The Carlyle Group and EIG Management Company, LLC (such affiliates, the “Purchasers”) and Wilmington Trust (London) Limited, as administrative agent, for an amount of up to $325,000 of 7.75% Notes due in 2029 (the “2029 Notes”). On March 21, 2022, the Company proceeded with the issuance of $315,000 of the 2029 Notes. The proceeds of the 2029 Notes were used to refinance the Company’s 8.875% Senior Notes at maturity. The Note Purchase Agreement allows for the issuance of additional notes in an amount up to $100,000 for the purpose of refinancing existing obligations or pursuing new growth opportunities.

The 2029 Notes were issued at 99.25% of face value and bear a fixed interest rate of 7.75%. The Purchasers received an upfront fee of 0.75% on signing and received a ticking fee of 1.5% from signing until drawing. Under certain conditions, the Company may elect to pay interest in kind up to three times, with the interest rate increasing to 9.75% for the applicable quarter. The carrying amount under the 2029 Notes, net of unamortized financing costs and discount as of December 31, 2022, was $306,432.

The 2029 Notes can be redeemed in whole or in part at any time subject to a pre-determined premium until year 4 and at par thereafter. If the Company’s historical or projected EBITDA to debt service ratio falls below a certain threshold during years 6 and 7, a percentage of the Company’s excess cash flow will be applied towards prepayment of the 2029 Notes. Upon funding, the Purchasers have obtained a charge on the shares of GasLog Carriers Limited (“GLC”) held by the Company and a pledge on a designated bank account of GLC.

In addition, the Note Purchase Agreement includes restrictions on distributions consistent with the Company’s NOK denominated bond, according to which the Company may not make distributions that in aggregate exceed $1.10/share during any calendar year. Notwithstanding the foregoing, GasLog may make any amounts of distributions so long as the Company’s cash and cash equivalents (on a consolidated basis) exceed $150,000. Finally, the Note Purchase Agreement also contains certain restrictions on indebtedness, liens, guarantees, asset sales and distributions, among others. Among other exceptions, new indebtedness is permitted when the Company meets pre-determined thresholds on a pro-forma basis for its “Charter Coverage Ratio” (the ratio of the present value of qualified contracted revenues to the aggregate indebtedness of the Company on any date).

As of December 31, 2021, commitment, arrangement, upfront and legal and other fees of $5,564 for obtaining the undrawn amount of the financing are classified under Deferred financing costs in the statement of financial position and were netted off debt on the respective drawdown date (December 31, 2022: nil).

Corporate guarantor financial covenants

GasLog Partners’ financial covenants

GasLog Partners as corporate guarantor for the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and for the debt of the vessels owned by GasLog Partners under the October 2015 Facility is subject to specified financial covenants on a consolidated basis. These financial covenants include the following:

(i)	the aggregate amount of cash and cash equivalents, short-term cash deposits and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates) must be at least $45,000;
(ii)	total indebtedness divided by total assets must be less than 65.0%;
(iii)	the Partnership is permitted to declare or pay any distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such distributions.

The 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and the October 2015 Facility also impose certain restrictions relating to GasLog Partners, including restrictions that limit its ability to make any substantial change in the nature of its business or to change the corporate structure without approval from the lenders.

Compliance with the financial covenants is required to be reported to the Partnership’s lenders on a semi-annual basis. GasLog Partners was in compliance with the respective financial covenants as of December 31, 2022.

GasLog’s financial covenants

GasLog, as corporate guarantor for the loan facilities (except for the 2019 GasLog Partners Facility, the GasLog Partners $260.3M Facility, the GasLog Partners $193.7M Facility and the debt of the vessels owned by GasLog Partners under the October 2015 Facility), 2029 Notes and NOK 2024 Bonds and as a charter guarantor for the GasLog Hong Kong SLB, the GasLog Houston SLB and the 4xNB SLBs, is subject to specified financial covenants on a consolidated basis.

These financial covenants include the following:

(i)	net working capital (excluding the current portion of long-term debt) must be not less than $0;
(ii)	total indebtedness divided by total assets must not exceed 75.0%;
(iii)	the aggregate amount of all unencumbered cash and cash equivalents must be at least $75,000;
(iv)	the ratio of EBITDA over debt service obligations (including interest and debt repayments) on a trailing twelve-month basis must be not less than 1.10:1 provided that such covenant is not applicable as long as all unencumbered cash and cash equivalent are not less than $110,000;
(v)	the market value adjusted net worth of GasLog must at all times be not less than $350,000; and
(vi)	GasLog is permitted to pay dividends, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends.

The credit facilities also impose certain restrictions relating to GasLog, including restrictions that limit its ability to make any substantial change in the nature of its business or to engage in transactions that would constitute a change of control, as defined in the relevant credit facilities, without repaying all of the Group’s indebtedness in full, or to allow the Group’s largest shareholders to reduce their shareholding in GasLog below specified thresholds.

In addition, the terms of the NOK 2024 Bonds include a dividend restriction according to which GasLog may not (i) declare or make any dividend payment or distribution, whether in cash or in kind, (ii) repurchase any of the Group’s shares or undertake other similar transactions (including, but not limited to, total return swaps related to the Group’s shares), or (iii) grant any loans or make other distributions or transactions constituting a transfer of value to the Group’s shareholders (items (i), (ii) and (iii) collectively referred to as the “Distributions”) that in aggregate exceed during any calendar year $1.10/share. Notwithstanding the foregoing, GasLog may make any amount of Distributions, so long as the Group’s cash and cash equivalents and short-term cash deposits exceed $150,000, provided that GasLog can demonstrate, by delivering a compliance certificate to the bond trustee, that no event of default is continuing or would result from such Distributions.

The terms of the 2029 Notes impose certain restrictions on GasLog and our wholly owned subsidiaries. These restrictions generally limit our ability to, among other things:

(i)	incur additional indebtedness, create liens or provide guarantees in relation to indebtedness above an aggregate amount of $30,000; certain exceptions apply mainly for indebtedness incurred in the normal course of business;
(ii)	incur indebtedness for acquisitions of new vessels unless the Charter Coverage Ratio on a pro-forma basis is either above what it would have been without the acquisition and incurrence of the associated debt or above pre-determined thresholds for the remaining tenor of the 2029 Notes;
(iii)	incur indebtedness for acquisitions of second-hand vessels unless the Charter Coverage Ratio on a pro-forma basis is above pre-determined thresholds for the remaining tenor of the 2029 Notes;
(iv)	engage in merger or other corporate reconstruction transactions;
(v)	sell or otherwise dispose of ships or shares in subsidiaries if the net proceeds are above $10,000 unless such proceeds are applied towards prepayment of the 2029 Notes;
(vi)	undergo a change in ownership;
(vii)	provide any loans to third parties except in the ordinary course of business; or

(viii) declare or make any dividend payment of distribution, that in aggregate exceed during any calendar year $1.10/share.

Notwithstanding the foregoing, GasLog may make any amount of Distributions, so long as the Group’s cash and cash equivalents and short term investments exceed $150,000, provided that GasLog can demonstrate by delivering a compliance certificate to the administrative agent that no event of default is continuing or would result from such Distributions.

In connection with the de-listing of Gaslog’s common shares from the New York Stock Exchange completed in June 2021, supplemental agreements have been signed with certain lenders with respect to clauses relating to GasLog. Costs relating to the aforementioned amendment of the agreements amounted to $15,718 for the year ended December 31, 2021, respectively and have been included in Financial costs (Note 19).

Compliance with the loan financial covenants is required to be reported to the Group’s lenders on a semi-annual basis while compliance with the NOK 2024 Bonds and the 2029 Notes covenants is required at all times. The Group was in compliance with all financial covenants as of December 31, 2022.

Debt Repayment Schedule

The maturity table below reflects the principal repayments of the loans, the sale-and-leaseback transactions, the NOK 2024 Bonds and the 2029 Notes outstanding as of December 31, 2022 based on the repayment schedule of the respective borrowings (as described above):

As of December 31,
2022
Not later than one year	305,975
Later than one year and not later than three years	1,196,148
Later than three years and not later than five years	730,712
Later than five years	1,121,056
Total	3,353,891

The weighted average interest rate for the outstanding credit facilities and bonds for the year ended December 31, 2022 was 4.3% (December 31, 2021: 3.02%) excluding the fixed interest rate for the interest rate swaps where hedge accounting is not applicable (Note 26).

After excluding the unamortized deferred loan issuance costs the carrying amount of the Group’s debt recognized in the consolidated financial statements approximates its fair value since the debt bears interest at a variable interest rate.